Goodwill	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill
10.
GOODWILL

The changes in the carrying amount of goodwill by segment for the years ended December 31, 2022 and 2023 are as follows:

	Color Cosmetics Brands	Skincare Brands	Total
	RMB
Balance as of December 31, 2021	20,596	848,825	869,421
Increase in goodwill related to acquisition	5,266	-	5,266
Foreign currency translation adjustments	-	(17,542)	(17,542)
Balance as of December 31, 2022	25,862	831,283	857,145
Foreign currency translation adjustments	-	53,461	53,461
Impairment provided(i)	-	(354,039)	(354,039)
Balance as of December 31, 2023	25,862	530,705	556,567

(i)
The Group tested goodwill for impairment at reporting unit level. Management performed impairment testing of Eve Lom reporting unit using the quantitative impairment method and recorded goodwill impairment loss of RMB354.0 million for the year ended December 31, 2023. As of December 31, 2023, the gross amount, accumulated impairment losses and net carrying amount of goodwill associated with the Eve Lom reporting unit was RMB747.0 million, RMB 354.0 million and RMB393.0 million respectively.

Key assumptions used in quantitative impairment test

The quantitative impairment test consists of a comparison of the fair value of each reporting unit with its carrying amount, including goodwill. The Group used a discounted cash flow model (“DCF model”) to estimate the fair value of the reporting units, as management believes forecasted operating cash flows were the best indicator of fair value. A number of significant assumptions were involved in the preparation of the DCF models including revenue growth rates, gross profit ratios, the discount rate and terminal value. The financial projection covering a ten-year period of each reporting unit adopted in DCF models for impairment test purpose is based on the financial budgets approved by the management of the Group, which considering the historical performance and its expectation for future market development. Cash flows beyond the ten-year period are extrapolated using a long-term growth rate. Post-tax discount rates reflect market assessment of the weighted average cost of capital in the industry the Group operates and the specific risks relating to the Group.

Impairment loss of goodwill recognized for the years ended December 31, 2021, 2022 and 2023 were nil, nil and RMB354.0 million, respectively. As of December 31, 2021, 2022 and 2023, the original gross amounts of goodwill were RMB869.4 million, RMB857.1 million and RMB910.6 million, respectively, and accumulated impairment losses were nil, nil and RMB354.0 million, respectively.